Financial instruments (Details) - Schedule of rollforward of financial instruments - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Rollforward Of Financial Instruments Abstract
Borrowings and financing, beginning	R$ 8,001	R$ 7,763
Funding	3,560	4,353
Interest provision	1,034	356
Swap contracts	45	70
Mark-to-market	(92)	(2)
Exchange rate and monetary variation	(9)	(2)
Debt modification impact		(63)
Borrowing costs	19	45
Interest amortization	(426)	(297)
Principal amortization	(58)	(4,072)
Swap amortization	(61)	1
Borrowings and financing, ending	R$ 12,013	R$ 8,152